JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.2%
Aerospace & Defense — 0.2%
Northrop Grumman Corp. 3.25%, 8/1/2023	11,530	11,491
Automobiles — 0.3%
Hyundai Capital America 1.25%, 9/18/2023 (a)	8,030	7,917
Volkswagen Group of America Finance LLC (Germany) 0.88%, 11/22/2023 (a)	12,135	11,862
		19,779
Banks — 18.3%
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	8,042	8,038
Australia & New Zealand Banking Group Ltd. (Australia) 4.83%, 2/3/2025 (a)	13,170	13,135
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	47,200	46,969
Bank of America Corp.
4.13%, 1/22/2024	24,087	23,852
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	44,783	44,689
(SOFR + 1.11%), 3.84%, 4/25/2025 (b)	29,078	28,581
Bank of Montreal (Canada) 2.15%, 3/8/2024 (c)	2,400	2,336
Bank of Nova Scotia (The) (Canada)
0.80%, 6/15/2023	19,996	19,936
0.40%, 9/15/2023	1,353	1,333
(SOFR + 0.26%), 5.37%, 9/15/2023 (b)	19,569	19,556
(SOFRINDX + 0.55%), 5.66%, 9/15/2023 (b)	76,548	76,594
4.75%, 2/2/2026	28,495	28,307
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a) (c)	8,740	8,712
(ICE LIBOR USD 3 Month + 0.96%), 6.21%, 7/20/2023 (a) (b)	12,474	12,483
4.94%, 1/26/2026 (a)	13,749	13,645
BNP Paribas SA (France) 3.80%, 1/10/2024 (a)	18,311	18,077
BPCE SA (France)
4.00%, 9/12/2023 (a)	14,724	14,630
5.03%, 1/15/2025 (a)	88,081	86,691
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.40%), 5.51%, 12/14/2023 (b)	37,574	37,542
3.10%, 4/2/2024	13,588	13,319
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	82,189	77,027
Credit Agricole SA (France) 5.57%, 2/28/2025 (a)	50,273	50,069
Federation des Caisses Desjardins du Quebec (Canada)
(SOFR + 0.43%), 5.50%, 5/21/2024 (a) (b)	25,463	25,375
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	80,896	79,810
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	34,788	34,365
(SOFR + 0.58%), 5.65%, 11/22/2024 (b)	4,286	4,241
ING Groep NV (Netherlands) 4.10%, 10/2/2023	2,951	2,930
KeyBank NA (SOFRINDX + 0.32%), 0.43%, 6/14/2024 (b)	58,259	56,366
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	76,361	75,173
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	10,407	10,400
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	37,653	37,461

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	8,168	8,049
National Bank of Canada (Canada) 5.25%, 1/17/2025 (c)	73,729	73,001
Nordea Bank Abp (Finland)
1.00%, 6/9/2023 (a)	8,183	8,174
3.75%, 8/30/2023 (a)	2,168	2,157
(ICE LIBOR USD 3 Month + 0.94%), 6.40%, 8/30/2023 (a) (b)	9,568	9,577
Royal Bank of Canada (Canada) (SOFRINDX + 0.45%), 5.53%, 10/26/2023 (b)	33,079	33,077
Skandinaviska Enskilda Banken AB (Sweden) 0.55%, 9/1/2023 (a)	6,237	6,150
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	26,329	26,098
3.88%, 3/28/2024 (a)	16,721	16,376
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.46%, 1/13/2026	11,188	11,231
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	14,389	14,198
(SOFR + 0.44%), 5.55%, 9/16/2024 (a) (b)	25,847	25,712
5.65%, 3/9/2026 (a)	8,335	8,429
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.36%), 5.47%, 3/4/2024 (b)	33,190	33,118
		1,246,989
Beverages — 0.0% ^
Beam Suntory, Inc. (Japan) 3.25%, 6/15/2023	2,000	1,998
Biotechnology — 0.3%
Amgen, Inc. 5.25%, 3/2/2025	19,803	19,858
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027	2,000
Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	15,597	15,393
(SOFR + 1.39%), 6.50%, 3/15/2024 (b)	1,849	1,859
(SOFR + 0.51%), 0.66%, 9/10/2024 (b)	30,516	30,050
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	27,474	26,697
Morgan Stanley
(SOFR + 0.46%), 5.54%, 1/25/2024 (b)	5,240	5,235
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	24,109	23,329
(SOFR + 0.53%), 0.79%, 5/30/2025 (b)	8,371	7,934
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	4,823	4,504
UBS AG (Switzerland)
0.38%, 6/1/2023 (a)	4,630	4,630
(SOFR + 0.36%), 5.44%, 2/9/2024 (a) (b)	18,116	18,075
(SOFR + 0.45%), 5.53%, 8/9/2024 (a) (b)	28,626	28,485
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	75,273	73,580
		239,771
Chemicals — 0.0% ^
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	2,200	2,173

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.3%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,857	16,758
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	43,830	42,973
American Express Co. 3.70%, 8/3/2023	21,143	21,070
American Honda Finance Corp. 5.00%, 5/23/2025	31,600	31,555
Capital One Financial Corp. (SOFR + 0.69%), 5.81%, 12/6/2024 (b)	17,675	17,283
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.55%), 5.53%, 6/7/2023 (b) (c)	550	550
		113,431
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	2,951	2,846
Diversified Telecommunication Services — 0.5%
Bell Telephone Co. of Canada or Bell Canada (The) (Canada) Series US-3, 0.75%, 3/17/2024	8,690	8,366
British Telecommunications plc (United Kingdom) 4.50%, 12/4/2023	7,019	6,981
Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023 (a)	15,428	15,278
		30,625
Electric Utilities — 0.7%
Duke Energy Corp. 3.75%, 4/15/2024	15,649	15,399
Entergy Louisiana LLC
0.62%, 11/17/2023	7,702	7,524
0.95%, 10/1/2024	17,858	16,876
Eversource Energy Series T, (SOFRINDX + 0.25%), 5.32%, 8/15/2023 (b)	6,699	6,694
Tucson Electric Power Co. 3.05%, 3/15/2025	3,177	3,058
		49,551
Entertainment — 0.4%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	29,149	28,557
Food Products — 0.2%
Danone SA (France) 2.59%, 11/2/2023 (a)	14,776	14,599
Gas Utilities — 0.1%
ONE Gas, Inc. 3.61%, 2/1/2024	8,040	7,924
Ground Transportation — 0.3%
Central Japan Railway Co. (Japan) 3.40%, 9/6/2023 (d)	16,732	16,626
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	3,814	3,803
		20,429
Health Care Providers & Services — 0.7%
Cardinal Health, Inc. 3.50%, 11/15/2024	18,300	17,762
Cigna Group (The)
3.75%, 7/15/2023	2,994	2,986
(ICE LIBOR USD 3 Month + 0.89%), 6.15%, 7/15/2023 (b)	16,955	16,958
Elevance Health, Inc. 3.50%, 8/15/2024	7,299	7,137
		44,843
Insurance — 2.4%
Athene Global Funding
1.20%, 10/13/2023 (a)	5,033	4,930

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
0.95%, 1/8/2024 (a)	16,109	15,535
1.00%, 4/16/2024 (a)	16,353	15,536
(SOFRINDX + 0.70%), 5.76%, 5/24/2024 (a) (b)	9,146	9,041
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	13,515	13,433
1.20%, 12/15/2023 (a)	6,570	6,403
(SOFR + 0.76%), 5.85%, 4/12/2024 (a) (b)	9,930	9,827
Corebridge Global Funding
0.80%, 7/7/2023 (a)	8,857	8,801
(SOFR + 0.38%), 5.49%, 12/15/2023 (a) (b) (c)	21,600	21,581
Jackson National Life Global Funding
(SOFR + 1.15%), 6.25%, 6/28/2024 (a) (b)	1,850	1,850
1.75%, 1/12/2025 (a)	4,980	4,644
MassMutual Global Funding II 0.48%, 8/28/2023 (a) (c)	244	241
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	4,461	4,432
5.24%, 2/2/2026 (a)	46,768	46,174
		162,428
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 0.80%, 10/18/2023	754	740
Machinery — 0.5%
Daimler Truck Finance North America LLC (Germany)
(SOFR + 1.00%), 6.10%, 4/5/2024 (a) (b)	32,163	32,168
5.20%, 1/17/2025 (a)	3,225	3,214
		35,382
Media — 0.2%
Fox Corp. 4.03%, 1/25/2024	14,996	14,831
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 4.63%, 4/29/2024 (a)	7,716	7,638
Multi-Utilities — 0.3%
WEC Energy Group, Inc. 0.80%, 3/15/2024	18,889	18,196
Oil, Gas & Consumable Fuels — 0.3%
Spectra Energy Partners LP 4.75%, 3/15/2024	3,013	2,986
Williams Cos., Inc. (The) 4.30%, 3/4/2024	17,674	17,483
		20,469
Pharmaceuticals — 0.4%
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	17,436	17,395
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	7,340	7,291
		24,686
Semiconductors & Semiconductor Equipment — 0.5%
Microchip Technology, Inc. 0.97%, 2/15/2024	9,611	9,281
NXP BV (China) 4.88%, 3/1/2024	23,582	23,307
		32,588

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	8,212	7,940
5.90%, 10/1/2024	26,826	26,894
		34,834
Tobacco — 0.5%
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	25,207	24,289
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	8,012	7,988
		32,277
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 3.00%, 9/15/2023	1,428	1,417
Total Corporate Bonds (Cost $2,280,020)		2,259,108
U.S. Treasury Obligations — 8.0%
U.S. Treasury Notes
0.38%, 7/15/2024	196,600	186,662
0.38%, 1/31/2026	66,300	60,095
4.63%, 3/15/2026	147,800	149,901
3.63%, 5/15/2026	152,000	150,231
Total U.S. Treasury Obligations (Cost $549,343)		546,889
Asset-Backed Securities — 3.9%
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 8/18/2025	1,697	1,676
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	1,980	1,972
CarMax Auto Owner Trust
Series 2022-1, Class A2, 0.91%, 2/18/2025	481	478
Series 2020-3, Class A3, 0.62%, 3/17/2025	2,857	2,825
Series 2022-2, Class A2A, 2.81%, 5/15/2025	8,317	8,252
Carvana Auto Receivables Trust
Series 2021-P3, Class A2, 0.38%, 1/10/2025	739	737
Series 2021-P4, Class A2, 0.82%, 4/10/2025	2,798	2,788
Series 2022-P1, Class A2, 2.57%, 5/12/2025	14,075	13,979
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	300	299
Ford Credit Auto Lease Trust
Series 2022-A, Class A2A, 2.78%, 10/15/2024	10,568	10,514
Series 2023-A, Class A2A, 5.19%, 6/15/2025	4,582	4,561
GM Financial Automobile Leasing Trust
Series 2022-2, Class A2, 2.93%, 10/21/2024	9,992	9,900
Series 2023-1, Class A2A, 5.27%, 6/20/2025	7,447	7,417
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	34	33
Series 2022-1, Class A2, 0.76%, 2/18/2025	3,622	3,596
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025	24,332	24,231
Series 2021-4, Class A3, 0.88%, 1/21/2026	10,972	10,493
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A2A, 5.20%, 4/15/2025 (a)	11,915	11,862

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hyundai Auto Receivables Trust
Series 2022-B, Class A2A, 3.64%, 5/15/2025	21,213	21,002
Series 2021-C, Class A3, 0.74%, 5/15/2026	4,469	4,279
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	12,171	12,118
Nissan Auto Receivables Owner Trust Series 2022-B, Class A2, 4.50%, 8/15/2025	10,546	10,464
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	13,411	13,365
Santander Drive Auto Receivables Trust Series 2023-1, Class A2, 5.36%, 5/15/2026	5,779	5,759
Santander Retail Auto Lease Trust Series 2022-B, Class A2, 2.84%, 5/20/2025 (a)	19,179	18,899
Tesla Auto Lease Trust
Series 2021-A, Class A4, 0.66%, 3/20/2025 (a)	6,700	6,535
Series 2021-B, Class A2, 0.36%, 9/22/2025 (a)	335	332
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (a)	6,052	5,873
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/2025	4,858	4,685
Series 2023-A, Class A2, 5.05%, 1/15/2026	11,171	11,120
Westlake Automobile Receivables Trust Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	36,639	36,125
Total Asset-Backed Securities (Cost $267,237)		266,169
U.S. Government Agency Securities — 3.2%
Federal Farm Credit Discount Notes DN, 4.91%, 12/1/2023 (e)	75,430	73,536
FHLB
DN, 4.91%, 9/29/2023 (e)	4,000	3,933
DN, 4.91%, 12/5/2023 (e)	93,403	91,007
DN, 5.00%, 2/6/2024 (e)	16,800	16,237
DN, 5.28%, 2/27/2024 (e)	34,803	33,561
Total U.S. Government Agency Securities (Cost $218,439)		218,274
Foreign Government Securities — 0.3%
Province of Ontario 3.05%, 1/29/2024 (Cost $19,051)	19,286	19,006
Short-Term Investments — 50.9%
Certificates of Deposits — 20.3%
Bank of Montreal (Canada)
3.87%, 7/21/2023	11,500	11,474
5.00%, 10/6/2023	75,000	74,814
Bank of Nova Scotia (The) (Canada) (SOFR + 0.64%), 5.69%, 5/31/2024 (b)	8,259	8,259
Barclays Bank plc (United Kingdom)
4.00%, 7/13/2023	9,699	9,682
5.72%, 12/7/2023	100,125	100,041
BNP Paribas SA (France) , 5.32%, 2/6/2024	36,357	36,240
Canadian Imperial Bank of Commerce (Canada) , 5.60%, 3/7/2024	51,319	51,230
Citibank NA
3.85%, 7/28/2023	77,000	76,805
4.10%, 8/25/2023	27,400	27,301
5.80%, 3/5/2024	43,032	43,035

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Certificates of Deposits — continued
Cooperatieve Rabobank UA (Netherlands)
(SOFR + 0.67%), 5.72%, 11/7/2023 (b)	11,480	11,494
5.12%, 2/2/2024	73,500	73,179
5.41%, 2/20/2024	15,842	15,809
Credit Agricole Corporate and Investment Bank (France) , 5.30%, 1/11/2024	52,060	51,902
Credit Industriel et Commercial (France) , 5.60%, 11/27/2023	28,783	28,777
HSBC Bank USA NA , 4.01%, 8/10/2023	3,259	3,250
Kookmin Bank (South Korea)
5.70%, 11/24/2023	14,881	14,882
(SOFR + 0.73%), 5.78%, 1/22/2024 (b)	35,392	35,427
(SOFR + 0.73%), 5.78%, 1/26/2024 (b)	1,342	1,343
(SOFR + 0.70%), 5.75%, 2/12/2024 (b)	30,635	30,651
Lloyds Bank Corporate Markets plc (United Kingdom)
5.49%, 12/14/2023	44,310	44,253
5.31%, 1/18/2024	40,383	40,267
5.41%, 2/6/2024	9,650	9,623
Nordea Bank Abp (Finland)
4.14%, 9/5/2023	51,821	51,634
5.17%, 1/31/2024	60,000	59,738
Norinchukin Bank (Japan) , 3.95%, 8/15/2023	79,932	79,658
Royal Bank of Canada (Canada) , 4.87%, 9/22/2023	109,301	109,006
Standard Chartered Bank (United Kingdom)
4.02%, 8/11/2023	79,400	79,175
5.44%, 1/12/2024	17,552	17,506
Sumitomo Mitsui Banking Corp. (Japan)
3.05%, 6/7/2023	21,992	21,983
5.00%, 10/6/2023	17,980	17,938
Toronto-Dominion Bank (The) (Canada)
5.38%, 8/1/2023	38,600	38,606
4.35%, 9/12/2023	82,803	82,492
Westpac Banking Corp. (Australia) , 5.18%, 2/1/2024	26,592	26,489
Total Certificates of Deposit (Cost $1,387,196)		1,383,963
Commercial Paper — 27.5%
3M Co.
5.55%, 9/7/2023 (e)	38,712	38,160
5.50%, 2/5/2024 (e)	20,368	19,610
Alimentation Couche-Tard, Inc. (Canada) 5.57%, 7/14/2023 (e)	15,136	15,034
American Electric Power Co., Inc. 5.42%, 6/28/2023 (e)	37,221	37,065
American Honda Finance Corp.
5.51%, 7/6/2023 (e)	18,400	18,300
5.32%, 7/13/2023 (e)	48,500	48,187
AT&T, Inc.
5.68%, 12/20/2023 (e)	33,476	32,375
5.93%, 2/21/2024 (e)	8,400	8,031
Australia & New Zealand Banking Group Ltd. (Australia)
5.39%, 9/12/2023 (e)	33,618	33,101

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
5.52%, 11/22/2023 (e)	46,774	45,535
5.39%, 12/15/2023 (e)	93,123	90,322
Banco Santander SA (Spain)
5.32%, 11/7/2023 (e)	13,150	12,821
5.63%, 2/22/2024 (e)	47,660	45,716
Bank of Montreal (Canada)
5.55%, 11/6/2023 (e)	12,422	12,121
5.47%, 1/4/2024 (e)	12,937	12,507
BAT International Finance plc (United Kingdom)
6.09%, 6/29/2023 (e)	31,500	31,363
5.28%, 7/14/2023 (e)	500	497
5.34%, 7/20/2023 (e)	8,750	8,683
BNP Paribas SA (France) 5.29%, 10/2/2023 (e)	108,651	106,651
Centrica plc (United Kingdom) 5.46%, 6/9/2023 (e)	11,781	11,766
Cooperatieve Rabobank UA (Netherlands) 5.19%, 10/31/2023 (e)	67,897	66,319
Credit Industriel et Commercial (France) 5.38%, 11/10/2023 (e)	38,855	37,901
Danske Bank A/S (Denmark) 5.06%, 8/3/2023 (e)	8,000	7,926
DNB Bank ASA (Norway)
5.47%, 11/17/2023 (e)	95,875	93,424
5.51%, 11/22/2023 (e)	50,450	49,121
5.38%, 12/19/2023 (e)	21,538	20,880
EIDP, Inc. 5.58%, 9/26/2023 (e)	7,820	7,678
Enel Finance America LLC (Italy) 5.92%, 7/17/2023 (e)	31,750	31,513
Fidelity National Information Services, Inc. 5.46%, 7/26/2023 (e)	42,800	42,438
Glencore Funding LLC (Australia) 5.87%, 11/10/2023 (e)	48,452	47,206
HSBC USA, Inc.
4.18%, 8/1/2023 (e)	64,300	63,713
6.06%, 12/7/2023 (e)	11,233	10,898
6.07%, 12/8/2023 (e)	9,000	8,730
ING US Funding LLC (Netherlands) 5.27%, 9/21/2023 (e)	92,000	90,431
Macquarie Bank Ltd. (Australia)
5.49%, 11/15/2023 (e)	87,210	84,959
5.58%, 12/1/2023 (e)	17,850	17,344
NatWest Markets plc (United Kingdom) 5.63%, 2/6/2024 (a) (e)	43,472	41,740
Nordea Bank Abp (Finland) 5.44%, 11/16/2023 (e)	54,609	53,220
Reckitt Benckiser Treasury Services plc (United Kingdom) 5.27%, 6/20/2023 (e)	31,800	31,709
Royal Bank of Canada (Canada)
5.63%, 11/22/2023 (e)	24,874	24,214
5.53%, 12/8/2023 (e)	9,800	9,515
5.51%, 12/12/2023 (e)	25,934	25,162
Skandinaviska Enskilda Banken AB (Sweden) 5.39%, 11/17/2023 (e)	20,923	20,386
Societe Generale SA (France)
5.44%, 12/15/2023 (e)	57,834	56,094
5.46%, 2/9/2024 (e)	2,176	2,091
5.46%, 2/12/2024 (e)	21,273	20,432
Standard Chartered Bank (United Kingdom) 5.58%, 2/21/2024 (e)	31,894	30,585
Suncor Energy, Inc. (Canada) 5.69%, 7/5/2023 (e)	35,000	34,816

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Suncorp-Metway Ltd. (Australia) 5.35%, 8/3/2023 (e)	17,000	16,834
Svenska Handelsbanken AB (Sweden)
5.36%, 10/10/2023 (e)	14,895	14,603
5.33%, 1/9/2024 (e)	61,812	59,711
Tampa Electric Co. 5.47%, 6/1/2023 (e)	7,950	7,949
Telstra Group Ltd. (Australia) 5.48%, 6/22/2023 (e)	52,800	52,635
TELUS Corp. (Canada)
5.60%, 8/28/2023 (e)	18,000	17,748
5.74%, 10/5/2023 (e)	18,354	17,983
TransCanada PipeLines Ltd. (Canada) 5.55%, 8/11/2023 (e)	6,972	6,894
Westpac Banking Corp. (Australia) 5.11%, 1/26/2024 (e)	20,450	19,708
Total Commercial Paper (Cost $1,874,707)		1,872,355
	SHARES (000)
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (f) (g) (Cost $112,374)	112,405	112,428
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (f) (g)	249	249
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (f) (g)	1,033	1,033
Total Investment of Cash Collateral from Securities Loaned (Cost $1,282)		1,282
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.5%
Wells Fargo Securities LLC, 5.40%, dated 5/31/2023, due 6/21/2023, repurchase price $100,315, collateralized by Asset-Backed Securities, 0.00% - 12.77%, due 11/20/2023 - 3/25/2068, with the value of $111,485. (Cost $100,000)	100,000	100,000
Total Short-Term Investments (Cost $3,475,559)		3,470,028
Total Investments — 99.5% (Cost $6,809,649)		6,779,474
Other Assets Less Liabilities — 0.5%		31,431
NET ASSETS — 100.0%		6,810,905

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $1,243.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	The rate shown is the effective yield as of May 31, 2023.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,830	09/29/2023	USD	376,623	(224)

Abbreviations
USD	United States Dollar

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$266,169	$—	$266,169
Corporate Bonds	—	2,259,108	—	2,259,108
Foreign Government Securities	—	19,006	—	19,006
U.S. Government Agency Securities	—	218,274	—	218,274
U.S. Treasury Obligations	—	546,889	—	546,889
Short-Term Investments
Certificates of Deposits	—	1,383,963	—	1,383,963
Commercial Paper	—	1,872,355	—	1,872,355
Investment Companies	112,428	—	—	112,428
Investment of Cash Collateral from Securities Loaned	1,282	—	—	1,282
Repurchase Agreements	—	100,000	—	100,000
Total Short-Term Investments	113,710	3,356,318	—	3,470,028
Total Investments in Securities	$113,710	$6,665,764	$—	$6,779,474
Depreciation in Other Financial Instruments
Futures Contracts	$(224)	$—	$—	$(224)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$400,990	$3,006,854	$3,295,058	$(359)	$1	$112,428	112,405	$7,377	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (a) (b)	249	7,000	7,000	— (c)	— (c)	249	249	21	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	1,086	14,036	14,089	—	—	1,033	1,033	18	—
Total	$402,325	$3,027,890	$3,316,147	$(359)	$1	$113,710		$7,416	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.